FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       May 9, 2005


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       81

Form 13F Information Table Value Total:       $185,860



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      456     9788 SH       SOLE                              9788
Adobe Systems Inc              COM              00724F101     3261    48550 SH       SOLE                             48550
Alltel Corp                    COM              020039103     2051    37400 SH       SOLE                             37400
Altria Group Inc               COM              02209S103      429     6565 SH       SOLE                              6565
American International Group   COM              026874107     1042    18810 SH       SOLE                             18810
Amgen Inc                      COM              031162100     2892    49690 SH       SOLE                             49690
Amphenol Corp-CL A             COM              032094203     2993    80800 SH       SOLE                             80800
Avery-Dennison Corp            COM              053611109      387     6250 SH       SOLE                              6250
Bank of America Corp           COM              060505104     5224   118459 SH       SOLE                            118459
BellSouth Corp                 COM              079860102     3203   121850 SH       SOLE                            121850
Best Buy Co Inc                COM              086516101     3299    61085 SH       SOLE                             61085
Caremark Rx Inc                COM              141705103     3787    95190 SH       SOLE                             95190
Cendant Corp                   COM              151313103     2268   110400 SH       SOLE                            110400
ChevronTexaco Corp             COM              166764100     4706    80700 SH       SOLE                             80700
Cisco Systems Inc              COM              17275R102     2749   153670 SH       SOLE                            153670
Citigroup Inc                  COM              172967101     3029    67412 SH       SOLE                             67412
Coach Inc                      COM              189754104     4822    85145 SH       SOLE                             85145
Coca Cola Co                   COM              191216100      774    18568 SH       SOLE                             18568
Costco Wholesale Corp          COM              22160K105      314     7110 SH       SOLE                              7110
Cullen/Frost Bankers           COM              229899109     2343    51900 SH       SOLE                             51900
Danaher Corp                   COM              235851102     3014    56425 SH       SOLE                             56425
Dell Inc                       COM              24702R101     7998   208177 SH       SOLE                            208177
Dow Chemical Co                COM              260543103      449     9000 SH       SOLE                              9000
EMC Corp - Mass                COM              268648102      200    16200 SH       SOLE                             16200
East West Bancorp Inc          COM              27579R104      222     6000 SH       SOLE                              6000
Ebay Inc                       COM              278642103     2598    69736 SH       SOLE                             69736
Exxon Mobil Corp               COM              30231G102     4058    68088 SH       SOLE                             68088
Fannie Mae                     COM              313586109     1004    18440 SH       SOLE                             18440
First Data Corp                COM              319963104     2533    64434 SH       SOLE                             64434
General Electric Co            COM              369604103     6922   191963 SH       SOLE                            191963
Gillette Co                    COM              375766102      303     6000 SH       SOLE                              6000
Goldman Sachs Group Inc        COM              38141g104     2552    23200 SH       SOLE                             23200
Harley-Davidson Inc            COM              412822108     2160    37400 SH       SOLE                             37400
Health Management Assoc Inc    COM              421933102      616    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     3574    93450 SH       SOLE                             93450
Illinois Tool Works Inc        COM              452308109     1182    13200 SH       SOLE                             13200
International Business Machine COM              459200101     4147    45379 SH       SOLE                             45379
Intuit Inc                     COM              461202103     2035    46500 SH       SOLE                             46500
Johnson & Johnson              COM              478160104     5454    81214 SH       SOLE                             81214
Kellogg Co                     COM              487836108     2503    57850 SH       SOLE                             57850
Lehman Brothers Holding Inc    COM              524908100     3159    33550 SH       SOLE                             33550
Lennar Corp                    COM              526057104     1885    33250 SH       SOLE                             33250
Lowe's Companies               COM              548661107      639    11200 SH       SOLE                             11200
MBNA Corp                      COM              55262L100     3603   146751 SH       SOLE                            146751
Masco Corp                     COM              574599106     2999    86500 SH       SOLE                             86500
McGraw-Hill Companies Inc      COM              580645109     2719    31160 SH       SOLE                             31160
Medtronic Inc                  COM              585055106     3783    74250 SH       SOLE                             74250
Microsoft Corp                 COM              594918104     4730   195710 SH       SOLE                            195710
Nike Inc Cl B                  COM              654106103     2613    31360 SH       SOLE                             31360
Northern Trust Corp.           COM              665859104      570    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     2288    25850 SH       SOLE                             25850
Oracle Corp                    COM              68389X105     2278   182500 SH       SOLE                            182500
Paychex Inc                    COM              704326107     1849    56350 SH       SOLE                             56350
Pfizer Inc                     COM              717081103     1150    43775 SH       SOLE                             43775
Plantronics, Inc               COM              727493108     1974    51850 SH       SOLE                             51850
Procter & Gamble Co            COM              742718109     3593    67795 SH       SOLE                             67795
SBC Communications Inc         COM              78387G103      577    24364 SH       SOLE                             24364
Schering Plough Corp           COM              806605101      257    14155 SH       SOLE                             14155
Smith International Inc        COM              832110100      393     6264 SH       SOLE                              6264
Southern Co                    COM              842587107      339    10638 SH       SOLE                             10638
St Jude Medical Inc            COM              790849103     3532    98125 SH       SOLE                             98125
Stryker Corp                   COM              863667101     3402    76250 SH       SOLE                             76250
SunTrust Banks Inc             COM              867914103      710     9848 SH       SOLE                              9848
Symantec Corp                  COM              871503108      508    23800 SH       SOLE                             23800
The Timberland Company         COM              887100105     2827    39850 SH       SOLE                             39850
United Parcel Service -CL B    COM              911312106     2872    39480 SH       SOLE                             39480
United Technologies Corp       COM              913017109     4878    47980 SH       SOLE                             47980
UnitedHealth Group Inc         COM              91324p102     3427    35925 SH       SOLE                             35925
V F Corp                       COM              918204108      201     3400 SH       SOLE                              3400
Wachovia Corp                  COM              929903102     4088    80301 SH       SOLE                             80301
Wal-Mart Stores Inc            COM              931142103     4292    85645 SH       SOLE                             85645
Walgreen Co                    COM              931422109      997    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      809     6450 SH       SOLE                              6450
Wells Fargo Company            COM              949746101     3584    59925 SH       SOLE                             59925
XTO Energy Inc                 COM              98385X106     3425   104303 SH       SOLE                            104303
American EuroPacific Growth Fu                  298706102      209 5865.349000SH     SOLE                        5865.349000
American High Income Tr SBI                     026547109      157 12861.768000SH    SOLE                        12861.768000
American Wash Mutual Invst-A                    939330106      281 9296.568000SH     SOLE                        9296.568000
Munder Midcap Select Fd Cl A                    626124283      222 11081.540000SH    SOLE                        11081.540000
Nations Marsico Growth Fd Cl A                  638914473      273 16004.676000SH    SOLE                        16004.676000
New Perspective Fund Cl A                                      218 8051.615000SH     SOLE                        8051.615000